Financial Instruments - Schedule of Financial Assets and Liabilities at Fair Value (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Measured at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	¥ 23,709	¥ 20,671
Measured at fair value through profit or loss | Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	20,524	16,309
Measured at fair value through profit or loss | Financial liabilities associated with contingent consideration arrangements
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	3,185	4,362
Measured at fair value through profit or loss | Lease liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	594,520	573,325
Measured at fair value through profit or loss | Trade and other payables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities		475,541
Derivative hedging instruments | Derivative hedging instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities		219
Derivative hedging instruments | Derivative financial instruments | Derivative hedging instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities		219
Financial liabilities measured at fair value
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	23,709	20,890
Financial liabilities measured at fair value | Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	20,524	16,528
Financial liabilities measured at fair value | Financial liabilities associated with contingent consideration arrangements
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	3,185	4,362
Other financial liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	6,061,942	5,739,936
Other financial liabilities | Lease liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	594,520	573,325
Other financial liabilities | Lease liabilities | Derivative hedging instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	594,520	573,325
Other financial liabilities | Other
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	94,240	175,805
Other financial liabilities | Other | Derivative hedging instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	94,240	175,805
Other financial liabilities | Trade and other payables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	491,345	475,541
Other financial liabilities | Trade and other payables | Derivative hedging instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	491,345	475,541
Other financial liabilities | Bonds and loans
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	4,881,837	4,515,265
Other financial liabilities | Bonds and loans | Derivative hedging instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	4,881,837	4,515,265
Measured at fair value through other comprehensive income
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	324,606	296,597
Measured at fair value through other comprehensive income | Investments in equity instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	173,034	151,687
Measured at fair value through other comprehensive income | Investments in debt instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	85,148	79,342
Measured at fair value through other comprehensive income | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	66,424	65,568
Measured at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	51,585	44,987
Measured at fair value through profit or loss | Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	11,102	12,361
Measured at fair value through profit or loss | Investments in convertible notes
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	8,776	10,424
Measured at fair value through profit or loss | Investments in debt instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	21,219	12,005
Measured at fair value through profit or loss | Financial assets associated with contingent consideration arrangements
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	10,488	10,197
Derivative hedging instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	156,818	72,007
Derivative hedging instruments | Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	156,818	72,007
Financial assets measured at fair value
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	533,009	413,592
Financial assets measured at fair value | Investments in equity instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	173,034	151,687
Financial assets measured at fair value | Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	167,920	84,369
Financial assets measured at fair value | Investments in convertible notes
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	8,776	10,424
Financial assets measured at fair value | Investments in debt instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	106,366	91,348
Financial assets measured at fair value | Financial assets associated with contingent consideration arrangements
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	10,488	10,197
Financial assets measured at fair value | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	66,424	65,568
Financial assets measured at amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1,388,186	1,052,586
Financial assets measured at amortized cost | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	777,888	643,896
Financial assets measured at amortized cost | Other financial assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	15,244	23,576
Financial assets measured at amortized cost | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	¥ 595,054	¥ 385,113